TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Provision for current expected credit losses	$ 95	$ 41
Provisions for employee benefits	495	272
Inventory	1,212	987
Capital tax losses carryforward	3,500	3,500
Net operating losses carryforward	3,084	3,017
Other	326	224
Deferred tax assets, before valuation allowance	8,712	8,041
Valuation allowance	(5,484)	(5,484)	$ (3,500)	$ (3,375)
Deferred tax assets, net	3,228	2,557
Deferred tax liabilities:
Property, plant and equipment	(1,542)	(1,647)
Intangible assets	(434)	(318)
Other temporary differences deferred tax liabilities		(26)
Deferred tax liabilities	(1,976)	(1,991)
Net	$ 1,252	$ 566